Risk management	6 Months Ended
Jun. 30, 2021
Risk management
Risk management

27.    Risk management

27.1    Exchange rate risk

The Group operates mainly in Colombia and makes sales in the local and international market, for this reason, it is exposed to exchange rate risk. The impact of fluctuations in exchange rates, especially the peso / U.S exchange rate.

As of June 30, 2021, the Colombian peso depreciated 9.2% from a closing rate as of December 31, 2020 of COP$3,432.50 to COP$3,748.50 pesos per U.S. dollar. When the Colombian peso depreciates against the U.S. dollar, exports revenue increase when converted to pesos; likewise, imported goods, and interest on foreign debt denominated in the U.S. dollars become more expensive.

The book values of financial assets and liabilities denominated in foreign currency are presented in the following table:

	As of June 30,	As of December 31,
(USD$ Millions)	2021	2020
	Unaudited
Cash and cash equivalents	292	197
Other financial assets	708	1,164
Trade receivables and payables, net	498	203
Loans and borrowings	(11,660)	(11,814)
Other assets and liabilities, net	83	277
Net liability position	(10,079)	(9,973)

Of the total net position, USD$(10,079) million correspond to net liabilities of companies with the Colombian peso functional currency, of which USD$(9,615) correspond to loans used as hedging instruments whose valuation is recognized in other comprehensive income, the valuation for exchange difference of the remaining net liabilities for USD$(464) million affect the profit or loss statement. Likewise, USD$(260) million of the net position correspond to monetary assets and liabilities of Group companies with a functional currency different from the Colombian peso, whose valuation is recognized in the profit or loss statement.

27.2    Sensitivity analysis for exchange rate risk

The following is the effect that a variation of 1% and 5% would have in the exchange rate of Colombian pesos against the U.S. United States dollar, related to the exposure of financial assets and liabilities in foreign currency as of June 30, 2021:

Scenario / variation in	Effect on income	Effect on other
the exchange rate	before taxes +/–	comprehensive income +/–
1%	17,380	360,431
5%	86,900	1,802,156

27.3    Cash flow hedge for future exports

In order to express in the financial statements the effect of the natural hedge existing between exports and debt, understanding that the exchange rate risk materializes when exports are made, on September 30, 2015, the Board of Directors designated the sum of USD$5,440 million of Ecopetrol's debt as a hedge instrument for its future income from crude exports, for the period 2015 - 2023, in accordance with IFRS 9 - Financial Instruments.

In accordance with Resolution 509 of 2015 of the General Accounting Office of the Nation, this accounting policy for recognition of hedges was adopted by Ecopetrol as of January 1, 2015.

The following is the movement of this non-derivative hedging instrument:

(USD$ Millions)	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Opening balance	1,300	1,300
Reassignment of hedging instruments	269	1,230
Realized exports	(269)	(1,230)
Closing balance	1,300	1,300

The following is the movement in the other comprehensive income:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Opening balance	(136,470)	(135,748)
Exchange difference	(410,800)	(201,967)
Realized exports (Note 22)	81,095	193,374
Ineffectiveness	14,190	9,779
Deferred tax (Note 10)	95,480	(1,908)
Closing balance	(356,505)	(136,470)

The expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss is as follows:

	Before
Year	taxes	Taxes	After taxes
2021 (Jul-Dec)	113,722	(34,301)	79,421
2022	227,445	(68,602)	158,843
2023	169,308	(51,067)	118,241
	510,475	(153,970)	356,505

27.4    Hedge of a net investment in a foreign operation

The Board of Directors approved the application of hedge accounting of net investment from June 8, 2016. The measure seeks to reduce the volatility of non-operating income due to the exchange difference. The hedge of a net investment applies to a portion of the investments the Company has in foreign currency, in this case in subsidiaries with the US dollars as their functional currency, using as hedging instrument a portion of the Company’s debt denominated in U.S. dollars.

Ecopetrol designated as hedged items its net investments in Oleoducto Central S.A. (Ocensa), Ecopetrol América LLC., Hocol Petroleum Ltd. (HPL) and Refinería de Cartagena S.A.S. (Reficar); and as a hedging instrument a portion of its debt denominated in US dollars in a total amount equivalents to USD$5,200 million.

During 2021, the Company made an extension for USD$1,221 million to add a greater amount in Reficar. Additionally, during the month of June 2021, debt principal payments were made for USD$163 million. The total value hedged on June 30, 2021 is USD$8,315 million.

The following is the movement in the other comprehensive income:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Opening balance	1,494,926	1,130,583
Exchange difference	2,639,256	520,490
Deferred tax (Note 10)	(791,777)	(156,147)
Closing balance	3,342,405	1,494,926

27.5    Capital management

The main objective of Ecopetrol Business Group’s Capital Management is to ensure a financial structure that will optimize the Company’s cost of capital, maximize the returns to its shareholders and allow access to financial markets at a competitive cost to cover is financing needs.

The following is the leverage index over the periods reported:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Loans and borrowings (Note 17)	50,060,470	46,731,754
Cash and cash equivalents (Note 6)	(5,021,544)	(5,082,308)
Other financial assets (Note 9)	(1,398,708)	(3,071,659)
Net financial debt	43,640,218	38,577,787
Equity (Note 21)	59,991,045	53,499,363
Leverage (1)	42.11%	41.90%

(1)	Net financial debt / (Net financial debt + Equity)